Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31, 2019	Year ended December 31, 2018

(Loss) income for the year	$(1,663,674)	$1,150,637
Weighted average number of shares outstanding	51,169,610	42,391,792
Dilutive effect of options and warrants	-	13,665,282
Weighted average diluted shares outstanding	51,169,610	56,057,074
Basic (loss) income per share	$(0.03)	$0.03
Diluted (loss) income per share	$(0.03)	$0.02

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended December 31, 2019		Year ended December 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	3,960,000	$0.36	2,662,500	$0.33
Options granted	2,175,000	0.30	1,860,000	0.50
Options exercised	(375,000)	0.10	-
Options expired/forfeited	(225,000)	0.64	(562,500)	0.69
Options outstanding, ending	5,535,000	$0.34	3,960,000	$0.36
Options exercisable, ending	5,253,750	$0.34	3,741,250	$0.35

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise price	Weighted average contractual life	Number of options outstanding
$0.10	1.50 years	975,000
$0.20	4.33 years	1,000,000
$0.22	2.70 years	100,000
$0.30	3.80 years	250,000
$0.35	3.95 years	860,000
$0.40	3.34 years	775,000
$0.45	4.88 years	400,000
$0.55	3.10 years	500,000
$0.60	3.02 years	600,000
$0.80	2.88 years	75,000
$0.34	3.35 years	5,535,000

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2019	2018
Share price	$0.25	$0.36
Exercise price	$0.30	$0.50
Expected life of options	4.9 years	5 years
Annualized volatility	149%	176%
Risk-free interest rate	2.10%	1.79%
Dividend rate	0%	0%

Disclosure of detailed information about warrants, activity [Table Text Block]
	Year ended December 31, 2019		Year ended December 31, 2018
	Number of warrants	Average exercise price	Number of warrants	Average exercise price
Warrants outstanding, beginning	23,876,800	$0.20	25,454,600	$0.18
Warrants issued	-		516,800	0.70
Warrants exercised	(11,970,000)	0.10	(1,525,000)	0.08
Warrants expired	(36,800)	0.70	(569,600)	0.46
Warrants outstanding, ending	11,870,000	$0.29	23,876,800	$0.20

Disclosure of detailed information about warrants outstanding [Table Text Block]
Exercise price	Weighted average contractual life	Number of warrants outstanding
$0.08	0.67 years	5,508,333
$0.10	1.25 years	975,000
$0.45	0.82 years	3,375,000
$0.70	0.99 years	2,011,667
$0.29	0.81 years	11,870,000